Basis of Presentation (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended						3 Months Ended	9 Months Ended		3 Months Ended	0 Months Ended			3 Months Ended			0 Months Ended
	Jan. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 NGP Holdings Incentive Units	Sep. 30, 2014 NGP Holdings Incentive Units	Sep. 30, 2014 NGP Holdings Incentive Units	Jan. 29, 2014 IPO	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Sep. 30, 2014 IPO Incentive Units	Sep. 30, 2014 IPO Incentive Units	Sep. 30, 2014 IPO Incentive Units Rice Holdings	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders	Jan. 29, 2014 IPO Selling Stockholder	Jan. 29, 2014 IPO Underwriters of Initial Public Offering	Jan. 29, 2014 IPO NGP Holdings	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Sep. 30, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Rice Holdings	Jan. 29, 2014 Rice Energy Inc IPO	Jan. 29, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture
Subsidiary, Sale of Stock [Line Items]
Number of shares sold with the completion of the IPO											50,000,000											14,000,000	6,000,000					30,000,000
Common Stock, par value per share													$ 0.01
Public offering price per share													$ 21.00
Net proceeds of IPO											$ 992,600,000
Net proceeds of IPO after deducting expenses and underwriting discounts and commissions																						399,000,000						593,600,000
Underwriting discounts and commissions																						21,000,000						36,400,000
Cash paid for acquisitions	3,300,000					1,000,000																							100,000,000
Common stock (shares)														2,356,844	20,000,000	160,831	1,728,852							43,452,550			20,300,923
Issuance of shares of common stock																													9,523,810
Common stock outstanding (shares)													127,523,810
Payment for pre-determined payout criteria									12,000,000	19,800,000															4,400,000
Incentive unit expense		26,418,000	0	101,695,000	0							3,400,000						26,400,000	101,700,000		7,800,000
Unrecognized compensation cost								142,300,000												79,800,000						77,300,000
Percentage of voting interests acquired																														50.00%
Total consideration amount							10,000,000																						322,000,000
Gain on purchase of Marcellus joint venture		$ 0	$ 0	$ 203,579,000	$ 0																								$ 203,600,000